     As filed with the Securities and Exchange Commission on February 25, 2000


                                                       Registration No. 33-79112

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 12


     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)


                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595

              (Address of Depositor's Principal Executive Offices)


                                 (914) 773-0708

               (Depositor's Telephone Number Including Area Code)




    James D. Gallagher, President                                Copy to:
   The Manufacturers Life Insurance                       J. Sumner Jones, Esq.
         Company of New York                              Jones & Blouch, L.L.P.
        100 Summit Lake Drive                         1025 Thomas Jefferson St. N.W.
             Second Floor                              Washington, D.C. 20007-0805
       Valhalla, New York 10595
(Name and Address of Agent for Service)



It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485

     ___ on [date] pursuant to paragraph (b) of Rule 485

     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _X_ on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 Item     Caption in Prospectus
             ---------------------
Part A
------
1.           Cover Page
2.           Special Terms
3.           Summary
4.           Performance Data;
             Financial Statements
5.           General Information about Us, The Variable Account and The Trust
6.           Charges and Deductions; Withdrawal Charges; Administration Fees;
             Mortality and Expense Risks Charge; Taxes; Appendix C - Examples of
             Calculation of Withdrawal Charge
7.           Accumulation Period Provisions; Our Approval; Purchase
             Payments; Accumulation Units; Net Investment Factor;
             Transfers Among Investment Options; Special Transfer
             Services - Dollar Cost Averaging; Asset Rebalancing
             Program; Withdrawals; Special Withdrawal Services - Income
             Plan; Contract Owner Inquiries; Other Contract Provisions;
             Ownership; Beneficiary; Modification;
8.           Pay-out Period Provisions; General; Annuity Options; Determination of
             Amount of the First  Variable Annuity Payments; Annuity Units and the
             Determination of Subsequent Variable Annuity Payments; Transfers During
             Pay-out Period
9.           Accumulation Provisions; Death Benefit Before  Maturity Date; Annuity
             Provisions; Death Benefit After Maturity Date
10.          Accumulation Period Provisions; Purchase Payments; Accumulation Units;
             Value of Accumulation Units; Net Investment Factor; Distribution of
             Contracts
11.          Accumulation Period Provisions; Purchase Payments; Other Contract
             Provisions; Right to Review Contract
12.          Federal Tax Matters; Introduction; Our Tax Status; Taxation of
             Annuities in General; Qualified Retirement Plans
13.          Legal Proceedings
14.          Statement of Additional Information - Table of Contents



Part B--Caption in Statement of Additional Information

15.          Cover Page
16.          Table of Contents
17.          General History and Information.
18.          Services-Independent Auditors; Services-Servicing Agent
19.          Not Applicable
20.          Services-Principal Underwriter
21.          Performance Data
22.          Not Applicable
23.          Financial Statements

                                            PART A



                             INFORMATION REQUIRED IN A PROSPECTUS

                    HOME OFFICE                           ANNUITY SERVICE OFFICE MAILING ADDRESS
               100 Summit Lake Drive                                  P.O. Box 9013
                   Second Floor                              Boston, Massachusetts 02205-9013
             Valhalla, New York 10595



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


        This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

         - Contract values and annuity benefit payments are based upon forty-four investment options. Thirty-eight options are variable and six are fixed account options.

         - The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.

         - Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.



THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         - ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.


         - The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


        General Information and History.........................................       3
        Performance Data........................................................       3
        State Premium Taxes.....................................................       15
        Services
               Independent Auditors.............................................       15
               Servicing Agent..................................................       16
               Principal Underwriter............................................       16
        Appendix A - State Premium Taxes........................................       17
        Financial Statements....................................................       18



                   The date of this Prospectus is May 1, 2000



NYVENTURE.PRO5/2000

                                TABLE OF CONTENTS

SUMMARY ........................................................        4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST       10
    The Manufacturers Life Insurance Company
    of New York ................................................       10
    The Variable Account .......................................       11
    The Trust ..................................................       11
DESCRIPTION OF THE CONTRACT ....................................       16
   ACCUMULATION PERIOD PROVISIONS ..............................       16
    Purchase Payments ..........................................       16
    Accumulation Units .........................................       17
    Value of Accumulation Units ................................       17
    Net Investment Factor ......................................       17
    Transfers Among Investment Options .........................       18
    Maximum Number of Investment Options .......................       18
    Telephone Transactions .....................................
    Special Transfer Services - Dollar Cost Averaging ..........       18
    Asset Rebalancing Program ..................................       18
    Withdrawals ................................................       19
    Special Withdrawal Services - the Income Plan ..............       20
    Death Benefit During Accumulation Period ...................       21
   PAY-OUT PERIOD PROVISIONS ...................................       23
    General ....................................................       23
    Annuity Options ............................................       24
    Determination of Amount of the First Variable
    Annuity Payment ............................................       25
    Annuity Units and the Determination of
      Subsequent Variable Annuity Payments .....................       25
    Transfers During Pay-out Period ............................       26
    Death Benefit During Pay-out Period ........................       26
   OTHER CONTRACT PROVISIONS ...................................       26
    Right to Review Contract ...................................       26
    Ownership ..................................................       27
    Annuitant ..................................................       27
    Change of Maturity Date ....................................       27
    Beneficiary ................................................       28
    Modification ...............................................       28
    Our Approval ...............................................       28
    Misstatement and Proof of Age, Sex or Survival .............       28
   FIXED ACCOUNT INVESTMENT OPTIONS ............................       28
CHARGES AND DEDUCTIONS .........................................       31
    Withdrawal Charges .........................................       31
    Administration Fees ........................................       33
    Mortality and Expense Risks Charge .........................       33
    Taxes ......................................................       33
    Expenses of Distributing Contracts .........................       34
FEDERAL TAX MATTERS ............................................       34
   INTRODUCTION ................................................       34
   OUR TAX STATUS ..............................................       34
   TAXATION OF ANNUITIES IN GENERAL ............................       34
    Tax Deferral During Accumulation Period ....................       34
    Taxation of Partial and Full Withdrawals ...................       36
    Taxation of Annuity Benefit Payments .......................       37
    Taxation of Death Benefit Proceeds .........................       37
    Penalty Tax on Premature Distributions .....................       38
    Aggregation of Contracts ...................................       38
   QUALIFIED RETIREMENT PLANS ..................................       38
    Direct Rollovers ...........................................       40
    Loans ......................................................       20
   FEDERAL INCOME TAX WITHHOLDING ..............................       40
GENERAL MATTERS ................................................       40
    Performance Data ...........................................       40
    Asset Allocation and Timing Services .......................       41
    Distribution of Contracts ..................................       41
    Contract Owner Inquiries ...................................       41
    Confirmation Statements ....................................       41
    Legal Proceedings ..........................................       41
    Year 200 Issues ............................................       41
    Cancellation of Contract ...................................       43
    Voting Interest ............................................       43
APPENDIX A: SPECIAL TERMS ......................................      A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES
  FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS ...................      B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE ...........................................      C-1
APPENDIX D: PRIOR CONTRACTS ....................................      D-1
APPENDIX E: QUALIFIED PLAN TYPES ...............................      E-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, family protection through the death benefit, and guaranteed fees.



PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix D.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-eight Variable Account investment options and six fixed account investment options are available under the contract. Each of the thirty-eight Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal.

A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.




CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons to whom ANNUITY BENEFIT PAYMENTS are made and whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


TEN-DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.



TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals generally are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A 10% penalty tax may apply to withdrawals prior to age 59-1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at PAGE 31. The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES


See Appendix D for a discussion of contract owner transaction expenses under Ven 9 contracts.


Deferred sales load (as percentage of purchase payments)

          NUMBER OF COMPLETE YEARS
        PURCHASE PAYMENT IN CONTRACT               WITHDRAWAL CHARGE PERCENTAGE
                     0                                          6%
                     1                                          6%
                     2                                          5%
                     3                                          5%
                     4                                          4%
                     5                                          3%
                     6                                          2%
                     7                                          0%


ANNUAL CONTRACT FEE.....................................................  $  30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees........................................   1.25%
Administration fee - asset based........................................   0.15%
Total Separate Account Annual Expenses..................................   1.40%


TRUST ANNUAL EXPENSES


(as a percentage of Trust average net assets for the fiscal year ended December 31, 1999)



                                                                      TOTAL TRUST
                                                OTHER EXPENSES      ANNUAL EXPENSES
                                MANAGEMENT       (AFTER EXPENSE      (AFTER EXPENSE
TRUST PORTFOLIO                    FEES         REIMBURSEMENT)       REIMBURSEMENT)
---------------                 ----------      --------------      ---------------

Pacific Rim Emerging Markets.      0.850%            0.260%                1.110%
Science & Technology.........      1.100%            0.060%                1.160%
International Small Cap......      1.100%            0.270%                1.370%
Aggressive Growth............      1.000%(F)         0.130%                1.130%
Emerging Small Company.......      1.050%            0.070%                1.120%
Small Company Blend..........      1.050%            0.250%(A)             1.300%(E)
Mid Cap Growth...............      0.950%(F)         0.070%                1.020%
Mid Cap Stock................      0.925%            0.100%(A)             1.025%(E)
Overseas.....................      0.950%            0.260%                1.210%
International Stock..........      1.050%            0.200%                1.250%
International Value..........      1.000%            0.230%(A)             1.230%(E)
Mid Cap Blend................      0.850%(F)         0.060%                0.910%
Small Company Value..........      1.050%            0.170%                1.220%
Global Equity................      0.900%            0.160%                1.060%
Growth.......................      0.850%            0.050%                0.900%
Large Cap Growth.............      0.875%(F)         0.100%                0.975%
Quantitative Equity..........      0.700%            0.060%                0.760%
Blue Chip Growth.............      0.875%(F)         0.050%                0.925%


(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 9 contracts. See Appendix D.

                                                                      TOTAL TRUST
                                                OTHER EXPENSES      ANNUAL EXPENSES
                                MANAGEMENT      (AFTER EXPENSE      (AFTER EXPENSE
TRUST PORTFOLIO                    FEES         REIMBURSEMENT)       REIMBURSEMENT)
---------------                 ----------      --------------      ---------------
Real Estate Securities.........      0.700%            0.070%                0.770%
Value..........................      0.800%            0.070%                0.870%
Growth & Income................      0.750%            0.050%                0.800%
U.S. Large Cap Value...........      0.875%            0.070%(A)             0.945%(E)
Equity-Income..................      0.875%(F)         0.060%                0.935%
Income & Value.................      0.800%(F)         0.080%                0.880%
Balanced.......................      0.800%            0.070%                0.870%
High Yield.....................      0.775%            0.065%                0.840%
Strategic Bond.................      0.775%            0.095%                0.870%
Global Bond....................      0.800%            0.180%                0.980%
Total Return...................      0.775%            0.060%(A)             0.835%(E)
Investment Quality Bond........      0.650%            0.120%                0.770%
Diversified Bond...............      0.750%            0.090%                0.840%
U.S. Government Securities.....      0.650%            0.070%                0.720%
Money Market...................      0.500%            0.050%                0.550%
Lifestyle Aggressive 1000(D)...      0.075%            1.060%(B)             1.135%(C)
Lifestyle Growth 820(D)........      0.057%            0.990%(B)             1.047%(C)
Lifestyle Balanced 640(D)......      0.057%            0.910%(B)             0.967%(C)
Lifestyle Moderate 460(D)......      0.066%            0.860%(B)             0.926%(C)
Lifestyle Conservative 280(D)..      0.075%            0.780%(B)             0.855%(C)



(A) Based on estimates to be made during the current fiscal year.



(B) Reflects expenses of the Underlying Portfolios.



(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios) as noted below. This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.03% higher, except for the Lifestyle Growth 820 Trust and Lifestyle Moderate 460 Trust, which would be 0.04% higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1999) as noted in the chart below:



                                 MANAGEMENT           OTHER          TOTAL TRUST
TRUST PORTFOLIO                     FEES             EXPENSES      ANNUAL EXPENSES
---------------                  ----------          --------      ---------------
Lifestyle Aggressive 1000....      0.075%            1.090%            1.165%
Lifestyle Growth 820.........      0.057%            1.030%            1.087%
Lifestyle Balanced 640.......      0.057%            0.940%            0.997%
Lifestyle Moderate 460.......      0.066%            0.900%            0.966%
Lifestyle Conservative 280...      0.075%            0.810%            0.885%



If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust including the advisory fee but excluding: (a) the expenses of the underlying portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less then 0.075%, then no expenses will be reimbursed by the Adviser.



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Annualized - For the period May 1, 1999 (commencement of operations) to December 31, 1999.

(F) Management Fees changed effective May 1, 1999. Fees shown are the current management fees.


EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:


PORTFOLIO                        1 YEAR     3 YEARS  5 YEARS(A)  5 YEARS    10 YEARS
---------                        ------     -------  ---------   -------    --------
Pacific Rim Emerging Markets...   $81        $128       $166       $176      $290
Science & Technology...........    82         130        169        179       294
International Small Cap........    84         136        179        189       315
Aggressive Growth..............    82         129        167        177       291
Emerging Small Company.........    81         129        167        177       290
Small Company Blend............    83         134        175        185       308
Mid Cap Growth.................    81         126        162        172       281
Mid Cap Stock..................    81         126        162        172       281
Overseas.......................    82         131        171        181       299
International Stock............    83         132        173        183       303
International Value............    83         132        172        182       301
Mid Cap Blend..................    79         123        156        166       270
Small Company Value............    82         132        171        181       300
Global Equity..................    81         127        164        174       285
Growth.........................    79         122        156        166       269
Large Cap Growth...............    80         125        159        169       276
Quantitative Equity............    78         118        148        158       254
Blue Chip Growth...............    80         123        157        167       271
Real Estate Securities.........    78         119        149        159       255
Value..........................    79         122        154        164       266
Growth & Income................    78         120        150        160       258
U.S. Large Cap Value...........    80         124        158        168       273
Equity-Income..................    80         123        157        167       272
Income & Value.................    79         122        155        165       267
Balanced.......................    79         122        154        164       266
High Yield.....................    79         121        153        163       263
Strategic Bond.................    79         122        154        164       266
Global Bond....................    80         125        160        170       277
Total Return...................    79         121        152        162       262
Investment Quality Bond........    78         119        149        159       255
Diversified Bond...............    79         121        153        163       263
U.S. Government Securities.....    78         117        146        156       250
Money Market...................    76         112        138        148       233
Lifestyle Aggressive 1000......    82         129        167        177       292
Lifestyle Growth 820...........    81         127        163        173       283
Lifestyle Balanced 640.........    80         124        159        169       275
Lifestyle Moderate 460.........    80         123        157        167       271
Lifestyle Conservative 280.....    79         121        153        163       264



(A) For Ven 9 contracts only (as described in Appendix D). The difference in amounts is attributable to the different withdrawal charges. See Appendix D.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------                             ------        -------        -------       --------
Pacific Rim Emerging Markets.....      $26             $80          $136           $290
Science & Technology.............       26              81           139            294
International Small Cap..........       29              87           149            315
Aggressive Growth................       26              80           137            291
Emerging Small Company...........       26              80           137            290
Small Company Blend..............       28              85           145            308
Mid Cap Growth...................       25              77           132            281
Mid Cap Stock....................       25              77           132            281
Overseas.........................       27              83           141            299
International Stock..............       27              84           143            303
International Value..............       27              83           142            301
Mid Cap Blend....................       24              74           126            270
Small Company Value..............       27              83           141            300
Global Equity....................       25              78           134            285
Growth...........................       24              73           126            269
Large Cap Growth.................       25              76           129            276
Quantitative Equity..............       22              69           118            254
Blue Chip Growth.................       24              74           127            271
Real Estate Securities...........       23              69           119            255
Value............................       24              72           124            266
Growth & Income..................       23              70           120            258
U.S. Large Cap Value.............       24              75           128            273
Equity-Income....................       24              74           127            272
Income & Value...................       24              73           125            267
Balanced.........................       24              72           124            266
High Yield.......................       23              72           123            263
Strategic Bond...................       24              72           124            266
Global Bond......................       25              76           130            277
Total Return.....................       23              71           122            262
Investment Quality Bond..........       23              69           119            255
Diversified Bond.................       23              72           123            263
U.S. Government Securities.......       22              68           116            250
Money Market.....................       20              63           108            233
Lifestyle Aggressive 1000........       26              80           137            292
Lifestyle Growth 820.............       25              78           133            283
Lifestyle Balanced 640...........       24              75           129            275
Lifestyle Moderate 460...........       24              74           127            271
Lifestyle Conservative 280.......       23              72           123            264



        For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed, where applicable, that the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective contract owners with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.



        In addition, for purposes of calculating the values in the above Example, we have translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.050% annual asset charge based on the $60,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.


A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

        Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST


We are an indirect subsidiary of MFC.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


        We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Valhalla New York 10595.



        We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 500 Boylston Street, Boston, Massachusetts 02116. Manulife North America's principal business is offering a variable annuity contract, similar to that offered by us in New York, in 48 other states, the District of Columbia and Puerto Rico.



        Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as MANULIFE FINANCIAL.


        The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

        A++ A.M. Best
        Superior in financial strength; 1st category of 15

        AAA Duff & Phelps
        Highest in claims paying ability; 1st category of 18

        AA+ Standard & Poor's
        Very strong in financial strength; 2nd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.

THE VARIABLE ACCOUNT

        We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.


        The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

        The Variable Account currently has thirty-eight sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


The Trust is a mutual fund in which the Variable Account invests.


THE TRUST


        The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. A list of the Trust portfolios is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust and the five Lifestyle Trusts, which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.



        The Trust currently has sixteen subadvisers who manage all of the portfolios, one of which is Manufacturers Adviser Corporation. Both MSS and Manufacturers Adviser Corporation are affiliates of ours.



SUBADVISER                                         TRUST PORTFOLIOS MANAGED
----------                                         ------------------------
A I M Capital Management, Inc.                     Aggressive Growth Trust
                                                   Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC            Small Company Value Trust

Capital Guardian Trust Company                     Small Company Blend Trust
                                                   U.S. Large Cap Value Trust
                                                   Income & Value Trust
                                                   Diversified Bond Trust

Fidelity Management Trust Company                  Overseas Trust
                                                   Mid Cap Blend Trust
                                                   Large Cap Growth Trust

Founders Asset Management LLC                      International Small Cap Trust
                                                   Balanced Trust

Franklin Advisers, Inc.                            Emerging Small Company Trust

Manufacturers Adviser Corporation                  Pacific Rim Emerging Markets Trust
                                                   Quantitative Equity Trust
                                                   Real Estate Securities Trust
                                                   Money Market Trust
                                                   Lifestyle Trusts*

Miller Anderson & Sherrerd, LLP                    Value Trust
                                                   High Yield Trust

Morgan Stanley Asset Management Inc.               Global Equity Trust

Pacific Investment Management Company              Global Bond Trust
                                                   Total Return Trust

SUBADVISER                                         TRUST PORTFOLIOS MANAGED
----------                                         ------------------------

Rowe Price-Fleming International, Inc.             International Stock Trust

Salomon Brothers Asset Management Inc              Strategic Bond Trust
                                                   U.S. Government Securities Trust

State Street Global Advisors                       Growth Trust
                                                   Lifestyle Trusts*

T. Rowe Price Associates, Inc.                     Science & Technology Trust
                                                   Blue Chip Growth Trust
                                                   Equity-Income Trust

Templeton Investment Counsel, Inc.                 International Value Trust

Wellington Management Company, LLP                 Mid Cap Stock Trust
                                                   Growth & Income Trust
                                                   Investment Quality Bond Trust



*State Street Global Advisors provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


        The following is a brief description of each portfolio:

        The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

        The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.


        The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.



        The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.



        The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



        The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index ("small cap stocks") at the time of purchase.



        The MID CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

        The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.


        The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts
(EDRs)). The portfolio expects to invest primarily in equity securities.


        The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

        The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.


        The MID CAP BLEND TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.



        The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the U.S.


        The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

        The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


        The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.


        The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

        The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

        The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

        The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


        The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.



        The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

        The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.


        The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-tem growth of capital and income by investing the portfolio's assets in both equity and fixed income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.



        The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed income securities.



        The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed income securities.



        The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.



        The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.



        The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


        The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


        The DIVERSIFIED BOND TRUST seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed income securities.


        The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


        The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.


        The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("UNDERLYING PORTFOLIOS") which invest primarily in equity securities.

        The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

        The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.


        The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.


        The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

        A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investments in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.


        If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).


You instruct us how to vote Trust shares.


        We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


        During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS


Initial purchase payments usually must be at least $5,000, subsequent ones at least $30. Total payments of more than $1 million require our approval.


PURCHASE PAYMENTS


        Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $5,000 for Non-Qualified contracts and $2,000 for Qualified contracts. Subsequent purchase payments must be at least $30. Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.


        If permitted by state law, we may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

        - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

        - the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

        Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.


        In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Guarantee Plus Program and its restrictions from your securities dealer or our Annuity Service Office. See Appendix D for information on purchase payments applicable to Ven 9 contracts.


The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

        During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION units" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

        Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received.

Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS


        The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.


NET INVESTMENT FACTOR

        The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

        -       Where (a) is:

                - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

        - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

        - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS


        During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



        Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are without any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

        Where permitted by law, we may accept your authorization for a third party to make transfers for you, subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).


MAXIMUM NUMBER OF INVESTMENT OPTIONS

        You currently are limited to a maximum of seventeen investment options (including all fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.


TELEPHONE TRANSACTIONS



        Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.


Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


        We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.



        From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned will be recovered from the existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.



        The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM

        We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

        For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

        - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

        - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

        - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You may withdraw all or a portion of your contract value, but may incur withdrawal charges and tax liability as a result.

WITHDRAWALS

        During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE"). In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans (including unpaid interest) and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

        When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

        There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

        The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

        - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

        -       trading on the New York Stock Exchange is restricted,

        - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

        - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


        Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").


Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

        We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

        IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").


        See Appendix D for information on the death benefit provisions under Ven 9 contracts.


        AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows.

        During the first contract year, the death benefit will be the greater of:

        -       the contract value or

        - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        During any subsequent contract year, the death benefit will be the greater of:

        -       the contract value or

        - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

        If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

        -       the contract value or

        - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

        If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

        -       the contract value or

        - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

        PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

        The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

        -       The beneficiary will become the contract owner.

        - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

        -       No additional purchase payments may be made.

        - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

        - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.

        - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

        If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

        A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

        Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

        The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD").

        Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Pay-out Periods"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").

        You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

        Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for 10 years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

        Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

        The following annuity options are guaranteed to be offered in the contract.

        OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

        OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

        OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS-An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

        In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

        OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

        OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

        OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

        The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

        The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS


        Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.


        The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

        A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

        The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.


        See Appendix D for information on assumed interest rate for Ven 9 contracts.


Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING PAY-OUT PERIOD

        Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

        If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT

        You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

        If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

        Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

You are entitled to exercise all rights under your contract.

OWNERSHIP

        The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

        In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

        Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

        In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

        The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The annuitant is entitled to receive all annuity payments under the contract. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as specified in the application, unless changed.

        On the death of the annuitant prior to the maturity date, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

CHANGE OF MATURITY DATE

        During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

        The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.


        See Appendix D for information with respect to the beneficiary under Ven 9 contracts.


MODIFICATION

        We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

        We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

        We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.


        SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.


Fixed account investment options guarantee interest of at least 3%.

        INVESTMENT OPTIONS. Currently, there are six fixed account investment options under the contract: one, three, five and seven year investment accounts and a six month DCA fixed account investment and a twelve month DCA fixed account investment which may be established under the DCA program to make automatic transfers from the DCA fixed account to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


        See Appendix D for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.

        INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

        RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

        If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

        MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the maturity date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

        The adjustment factor is determined by the following formula:
        0.75x(B-A)xC/12 where:

        A - The guaranteed interest rate on the investment account.

        B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

        C - The number of complete months remaining to the end of the guarantee period.

        For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

        The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).


        We do not impose a market value charge on withdrawals from the fixed account investment options in the following situations:


        -       death of the contract owner;

        -       amounts withdrawn to pay fees or charges;

        - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

        -       amounts withdrawn from a one-year fixed investment account; and

        -       amounts withdrawn in any contract year that do not exceed 10% of
                (i) total purchase payments less (ii) any prior partial withdrawals in that year.

        Notwithstanding application of the foregoing formula, in no event will the market value charge:

        - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

        - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

        - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.


        The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's purchase payments.



        See Appendix D for information on the market value charge provisions under Ven 9 contracts.


Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.


        TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.


        You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

        WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

        - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

        - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

        - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

        If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.


        Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see "APPENDIX E - QUALIFIED PLAN TYPES").



        LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.


        FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

        Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

        If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

        Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the amount available without withdrawal charges for that year is the greater of:

        - 10% of total purchase payments (less all prior withdrawals in that contract year), and

        - the accumulated earnings on the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

        The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.



        Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawal charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.


        Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

            PURCHASE PAYMENT IN
                  CONTRACT                    PERCENTAGE
            -------------------               ----------
                      0                          6%
                      1                          6%
                      2                          5%
                      3                          5%
                      4                          4%
                      5                          3%
                      6                          2%
                      7+                         0%

        The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

        The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

        There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

        The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.


        For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").



        See Appendix D for information on the withdrawal charge under Ven 9 contracts.

We deduct a $30 annual fee and asset-based charges totaling 1.40% on an annual basis for administration expenses and mortality and expense risks.

ADMINISTRATION FEES

        Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

        We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

        We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.


MORTALITY AND EXPENSE RISKS CHARGE


        The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.


        To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risks charge is not assessed against the fixed account investment options.


We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

        We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

        -       establishment or maintenance of the Variable Account,

        -       receipt of purchase payments,

        -       issuance of the contacts, or

        - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion of premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. Premium taxes which may be applicable to non-New York residents range between 0% to 3.50%. In addition, we will withhold taxes to the extent required by applicable law.


EXPENSES OF DISTRIBUTING CONTRACTS

        MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                                     FEDERAL TAX MATTERS

INTRODUCTION

        The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

        This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

        We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.

TAX DEFERRAL DURING ACCUMULATION PERIOD

        Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

        - the contract must be owned by an individual (or treated as owned by an individual),

        - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

        - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

        - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not begin near the end of the annuitant's life expectancy.

        NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

        Exceptions to the general rule for non-natural contract owners will also apply with respect to:

        - contracts acquired by an estate of a decedent by reason of the death of the decedent,

        -       qualified contracts,

        - certain contracts purchased by employers upon the termination of certain qualified plans,

        - certain contracts used in connection with structured settlement agreements, and

        - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


        LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

        DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

        Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

        OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

        The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

        DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

        The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


        In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified contracts) less any amounts previously received from the contract which were not included in income.



        Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

        There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS


        Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:


        (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

        (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

        Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

        Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

        - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

        - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

        - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals prior to age 59-1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

        There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract. Exceptions to this penalty tax include distributions:

        -       received on or after the contract owner reaches age 59-1/2;

        - attributable to the contract owner becoming disabled (as defined in the tax law);

        - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

        - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

        - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

        - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS


        In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.


Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.

QUALIFIED RETIREMENT PLANS


        The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser. Persons intending to use the contract in connection with a qualified plan should consult a tax advisor.



        The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.



        If the contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances. Additionally, for contracts issued in connection with qualified plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the owner will have rights in the contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.

        In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

        There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a payment:

        -       received on or after the contract owner reaches age 59-1/2,

        - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

        - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).


These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.


        When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

        If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) hardship distributions as defined in the tax law.

        Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person entitled to the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


LOANS



        We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "LOAN RULES"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.



        The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").



        When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, and repayments must be made at least quarterly and in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.



        We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.



        The amount of any unpaid loans (including unpaid interest) will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.


We may be required to withhold amounts from some payments for Federal income tax payments.

FEDERAL INCOME TAX WITHHOLDING

        We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA

        Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

        Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES


        We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


We pay broker-dealers to sell the contracts.

DISTRIBUTION OF CONTRACTS


        Manufacturers Securities Services, LLC ("MSS") is a Delaware limited liability company that is controlled by Manulife North America. We have a 10% equity interest in MSS. MSS is the principal underwriter and exclusive distributor of the contracts. MSS is also the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. MSS is located at 73 Tremont Street, Boston, Massachusetts 02108.



        We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES


        Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013.


CONFIRMATION STATEMENTS

        You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

        There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES


        The Year 2000 Issue arises because many computerized systems use two digits rather than four to identify a year. Date-sensitive systems may recognize the year 2000 as 1900 or some other date, resulting in errors when information using year 2000 dates is processed. In addition, similar problems may arise in some systems which use certain dates in 1999 to represent something other than a date. Although the change in date has occurred, it is not possible to conclude that all aspects of the Year 2000 Issue that may affect us, including those related to customers, suppliers, or other third parties, have been fully resolved.


CANCELLATION OF CONTRACT

        We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

        - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

        - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

        As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

        Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

        Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

        Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

        The following terms as used in this Prospectus have the indicated meanings:


        ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made to the contract by the owner.


        ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

        ANNUITANT - Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.


        ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.



        ANNUITY OPTION - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by us.



        ANNUITY SERVICE OFFICE - The mailing address of our service office is P.O. Box 9013, Boston, Massachusetts 02205-9013


        ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

        BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

        BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

        THE CODE  - The Internal Revenue Code of 1986, as amended.

        CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.


        CONTRACT VALUE - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.


        CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.


        DEBT - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.



        DUE PROOF OF DEATH - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:



        (a)     A certified copy of a death certificate;



        (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

        (c)     Any other proof satisfactory to us.



Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at our Annuity Service Office.


        FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

        GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

        INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.


        INVESTMENT ACCOUNT VALUE - The value of a contract owner's investment in an investment account.


        INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and six fixed options under the contract.

        LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

        MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

        MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

        NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

        OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

        PAY-OUT PERIOD - The period when we make annuity benefit payments to you.

        PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.


        PURCHASE PAYMENT - An amount paid by a contract owner to us as consideration for the benefits provided by the contract.


        QUALIFIED CONTRACTS - Contracts issued under qualified plans.

        QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.


        SEPARATE ACCOUNT - A segregated account of ours that is not commingled with our general assets and obligations.


        SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

        UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

        VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.


        VARIABLE ACCOUNT -Is a separate account of ours.



        VARIABLE ANNUITY - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B



                      TABLE OF ACCUMULATION UNIT VALUES FOR
                     CONTRACTS DESCRIBED IN THIS PROSPECTUS*




SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR         END OF YEAR
-----------                            -------------        --------------     ---------------
Pacific Rim Emerging Markets
    1999                                $12.500000           $12.359297          49,612.472
Science & Technology
    1999                                $12.500000           $37.660683               0.000
International Small Cap
    1999                                $12.500000           $26.974754          32,991.316
 Aggressive Growth
    1999                                $12.500000           $16.628126          88,069.743
 Emerging Small Company
    1999                                $12.500000           $24.610648          28,217.505
Small Company Blend
    1999                                $12.500000           $15.922213          27,581.879
Mid Cap Growth
    1999                                $12.500000           $27.113084         107,417.572
Mid Cap Stock
    1999                                $12.500000           $12.483520          60,538.438
Overseas
    1999                                $12.500000           $17.044524          50,910.958
 International Stock
    1999                                $12.500000           $18.338932          21,852.045
International Value
    1999                                $12.500000           $12.860110          29,546.092
Mid Cap Blend
    1999                                $12.500000           $39.416089          84,730.840
Small Company Value
    1999                                $12.500000           $11.904646          37,963.395
Global Equity
    1999                                $12.500000           $24.633827          38,003.587
Growth
    1999                                $12.500000           $28.060585          59,898.278
Large Cap Growth
    1999                                $12.500000           $28.465074          87,649.390
Quantitative Equity
    1999                                $12.500000           $24.202942          22,972.748
Blue Chip Growth
    1999                                $12.500000           $25.568866         226,749.926
Real Estate Securities
    1999                                $12.500000           $11.174188           6,162.684
Value
    1999                                $12.500000           $13.987433          29,886.713
Growth & Income
    1999                                $12.500000           $38.655938         306,537.047

SUB-ACCOUNT                          UNIT VALUE AT       UNIT VALUE AT         NUMBER OF UNITS
                                     START OF YEAR        END OF YEAR            END OF YEAR
                                     -------------       -------------         ---------------
U.S. Large Cap Value
    1999                                $12.500000           $12.721279         110,817.291
Equity-Income
    1999                                $12.500000           $22.487758         119,864.541
Income & Value
    1999                                $12.500000           $22.230152          34,370.923
Balanced
    1999                                $12.500000           $15.962370          36,237.361
High Yield
    1999                                $12.500000           $14.993652          26,298.259
Strategic Bond
    1999                                $12.500000           $14.602672          37,068.994
Global Bond
    1999                                $12.500000           $19.632749           6,544.205
Total Return
    1999                                $12.500000           $12.255674          78,135.381
Investment Quality Bond
    1999                                $12.500000           $19.039807          19,293.016
Diversified Bond
    1999                                $12.500000           $18.002047          17,159.783
U.S. Government Securities
    1999                                $12.500000           $18.286918          23,761.010
Money Market
    1999                                $12.500000           $16.291417         247,891.481
Lifestyle Aggressive 1000
    1999                                $12.500000           $15.974195          15,601.680
Lifestyle Growth 820
    1999                                $12.500000           $16.893101         105,797.527
Lifestyle Balanced 640
    1999                                $12.500000           $16.257312          94,609.451
 Lifestyle Moderate 460
    1999                                $12.500000           $16.142259          23,104.290
Lifestyle Conservative 280
    1999                                $12.500000           $15.439823          22,992.739



*For the TABLE OF ACCUMULATION UNIT VALUES for Ven 9 contracts see Appendix
D.



*Units under this series of contracts were first credited under the sub-accounts on May 1, 1999.

                                   APPENDIX C


                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.


                    HYPOTHETICAL
                     CONTRACT      WITHDRAWAL AMOUNT         PAYMENTS
   CONTRACT YEAR       VALUE        WITHOUT CHARGES         LIQUIDATED          WITHDRAWAL CHARGE
   -------------    ------------   -----------------        ----------        --------------------
                                                                              PERCENT       AMOUNT
                                                                              -------       ------
         2             55,000            5,000(a)             50,000            6%           3,000
         4             50,500            5,000(b)             45,500            5%           2,275
         6             60,000           10,000(c)             50,000            3%           1,500
         8             70,000           20,000(d)             50,000            0%               0


(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the amount that may be withdrawn without charges is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


   HYPOTHETICAL   PARTIAL WITHDRAWAL  WITHDRAWAL AMOUNT      PAYMENTS
  CONTRACT VALUE       REQUESTED       WITHOUT CHARGES      LIQUIDATED         WITHDRAWAL CHARGE
  --------------  ------------------  -----------------     ----------         -----------------
                                                                               PERCENT    AMOUNT
                                                                               -------    ------
      65,000             2,000            15,000(a)                0               5%         0

      49,000             5,000             3,000(b)            2,000               5%       100

      52,000             7,000             4,000(c)            3,000               5%       150

      44,000             8,000                 0(d)            8,000               5%       400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX D


                                 PRIOR CONTRACTS

        The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("PRIOR CONTRACT" or "VEN 9 CONTRACTS"), which were sold during the period from March, 1992 until May, 1999.

        The principal differences between the contract offered by this Prospectus and the prior contract relate to:

        -       the fixed investment options available under the contracts,

        - a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts,

        -       the charges made by us, and

        -       the death benefit provisions.

FIXED INVESTMENT OPTIONS

        The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options and a six month DCA fixed account investment option and a twelve month DCA fixed account investment option.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

        The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

MARKET VALUE CHARGE

        The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

        For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

        There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

        -       death of the annuitant;

        -       amounts withdrawn to pay fees or charges;

        - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

        - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

        Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's purchase payments.

WITHDRAWAL CHARGES

        The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE

               If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

               1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

               2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

               3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

         NUMBER OF COMPLETE YEARS
            PURCHASE PAYMENT IN           WITHDRAWAL CHARGE
                 CONTRACT                    PERCENTAGE
         ------------------------         -----------------
                     0                           6%
                     1                           6%
                     2                           5%
                     3                           4%
                     4                           3%
                     5                           2%
                     6+                          0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

        4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

               5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES

        The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

        The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

               Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

               Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

               Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner (the person, persons or entity to become the owner if the owner dies prior to the maturity date) will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

        Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

        If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

        If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

        Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

        A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

        Under the prior contract certain provisions relating to beneficiary are as follows:

               The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 9 Contracts



SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR         END OF YEAR
-----------                            -------------        -------------     -----------------
Pacific Rim Emerging Markets
    1997                                $12.500000            $8.180904          51,443.657
    1998                                  8.180904             7.695249         137,388.667
    1999                                  7.695249            12.359297         314,806.513

Science & Technology
    1997                                $12.500000           $13.647195         413,150.058
    1998                                 13.647195            19.287390         932,323.295
    1999                                 19.287390            37.943261       1,883,524.507

International Small Cap
    1996                                $12.500000           $13.493094         365,317.719
    1997                                 13.493094            13.410016         510,488.164
    1998                                 13.410016            14.792077         605,535.112
    1999                                 14.792077            26.974754         665,832.925

 Aggressive Growth
    1997                                $12.500000           $12.327066         188,114.289
    1998                                 12.327066            12.680777         319,349.201
    1999                                 12.680777            16.628126         302,621.031

 Emerging Small Company
    1997                                $12.500000           $14.574077         207,223.803
    1998                                 14.574077            14.381705         346.294.546
    1999                                 14.381705            24.610648         391,437.694

Small Company Blend
    1999                                $12.500000           $15.922213          59,731.393


Mid Cap Growth
    1996                                $12.500000           $13.215952         746,253.254
    1997                                 13.215952            15.020670       1,211,554.866
    1998                                 15.020670            19.002856       1,574,134.909
    1999                                 19.002856            27.113084       1,684,077.273

Mid Cap Stock
    1999                                $12.500000           $12.483520          38,226.383

Overseas
    1995                                $10.000000           $10.554228         419,354.257
    1996                                 10.554228            11.718276       1,080,586.010
    1997                                 11.718276            11.545714       1,405,066.785
    1998                                 11.545714            12.290162       1,517,773.810
    1999                                 12.290162            17.044524       1,468,158.585

 International Stock
    1997                                $12.500000           $12.652231         131,727.457
    1998                                 12.652231            14.337171         203,765.303
    1999                                 14.337171            18.338932         235,697.859

International Value
    1999                                $12.500000           $12.860110          17,703.921

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT     NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR        END OF YEAR
-----------                            -------------        -------------     ---------------
Mid Cap Blend
    1992                                $12.386657           $13.143309          17,805.389
    1993                                 13.143309            15.075040         532,797.733
    1994                                 15.075040            14.786831       1,212,483.594
    1995                                 14.786831            20.821819       1,680,197.930
    1996                                 20.821819            24.664354       2,439,815.649
    1997                                 24.664354            29.002593       2,655,387.874
    1998                                 29.002593            31.289551       2,769,527.565
    1999                                 31.289551            39.416089       2,642,361.432

Small Company Value
    1998                                $12.500000           $11.178700         257,438.611
    1999                                 11.178700            11.904646         234,536.726

Global Equity
    1992                                $12.003976           $11.790318          21,242.936
    1993                                 11.790318            15.450341         701,425.817
    1994                                 15.450341            15.500933       1,612,831.628
    1995                                 15.500933            16.459655       1,679,042.917
    1996                                 16.495655            18.276450       1,955,863.791
    1997                                 18.276450            21.770913       2,090,810.929
    1998                                 21.770913            24.098970       2,205,244.249
    1999                                 24.098970            24.633827       2,118,412.809

Growth
    1996                                $12.500000           $13.727312         140,312.944
    1997                                 13.727312            16.968111         426,278.047
    1998                                 16.968111            20.739989         694,841.738
    1999                                 20.739989            28.060585       1,007,470.923

Large Cap Growth
    1992                                $10.880194           $11.623893           6,314.930
    1993                                 11.623893            12.642493         220,581.039
    1994                                 12.642493            12.381395         395,570.370
    1995                                 12.381395            14.990551         463,740.240
    1996                                 14.990551            16.701647         600,271.664
    1997                                 16.701647            19.614359         608,297.523
    1998                                 19.614359            23.040505         594,195.179
    1999                                 23.040505            28.465074         671,016.958

Quantitative Equity
    1997                                $12.500000           $16.107191         110,561.698
    1998                                 16.107191            20.068624         242,026.359
    1999                                 20.068624            24.202942         454,400.238

Blue Chip Growth
    1992                                $10.000000            $9.923524         105,743.980
    1993                                  9.923524             9.413546         605,012.548
    1994                                  9.413546             8.837480       1,049,124.977
    1995                                  8.837480            11.026969       1,318,608.463
    1996                                 11.026969            13.688523       1,623,697.582
    1997                                 13.688523            17.134232       2,353,640.317
    1998                                 17.134232            21.710674       3,184,929.266
    1999                                 21.710674            25.568866       3,865,926.158

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR         END OF YEAR
-----------                            -------------        -------------     ----------------
Real Estate Securities
    1997                                $12.500000           $14.949140         152,109.301
    1998                                 14.949140            12.317190         251,203.724
    1999                                 12.317190            11.174188         222,156.017

Value
    1997                                $12.500000           $15.057118         262,613.990
    1998                                 15.057118            14.591878         557,129.589
    1999                                 14.591878            13.987433         483,257.114

Growth & Income
    1992                                $10.942947           $11.927411          33,716.020
    1993                                 11.927411            12.893007         753,734.211
    1994                                 12.893007            13.076664       1,298,075.564
    1995                                 13.076664            16.660889       1,702,726.488
    1996                                 16.660889            20.178770       2,601,497.610
    1997                                 20.178770            26.431239       3,402,510.675
    1998                                 26.431239            32.976967       4,327,967.912
    1999                                 32.976967            38.655938       5,082,495.232

U.S. Large Cap Value
    1999                                $12.500000           $12.721279         288,136.975

Equity-Income
    1993                                $10.000000           $11.175534       1,087,538.574
    1994                                 11.175534            11.107620       2,147,059.046
    1995                                 11.107620            13.548849       2,700,623.434
    1996                                 13.548849            16.011513       3,362,755.333
    1997                                 16.011513            20.479412       3,793,616.601
    1998                                 20.479412            22.054902       4,109,128.664
    1999                                 22.054902            22.487758       3,820,578.295

Income & Value
    1992                                $11.012835           $11.772128          31,652.055
    1993                                 11.772128            12.775798         526,706.519
    1994                                 12.775798            12.396295         994,126.229
    1995                                 12.396295            14.752561       1,070,866.388
    1996                                 14.752561            15.995076       1,346,688.023
    1997                                 15.995076            18.276161       1,321,777.037
    1998                                 18.276161            20.742457       1,300,435.286
    1999                                 20.742457            22.230152       1,258,137.080

Balanced
    1997                                $12.500000           $14.609853          58,346.232
    1998                                 14.609853            16.459454         267,044.520
    1999                                 16.459454            15.962370         304,255.397

High Yield
    1997                                $12.500000           $13.890491         281,593.104
    1998                                 13.890491            14.078376         531,010.395
    1999                                 14.078376            14.993652         548,705.526

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR         END OF YEAR
-----------                            -------------        -------------    -----------------

Strategic Bond
    1993                                $10.000000           $10.750617         414,573.339
    1994                                 10.750617             9.965972         737,151.981
    1995                                  9.965972            11.716972         878,455.666
    1996                                 11.716972            13.250563       1,663,287.368
    1997                                 13.250563            14.500997       2,261,586.076
    1998                                 14.500997            14.486687       2,481,443.687
    1999                                 14.486687            14.602672       1,888,603.162

Global Bond
    1992                                $13.322602           $13.415849           7,122.534
    1993                                 13.415849            15.741586         299,274.049
    1994                                 15.741586            14.630721         463,867.775
    1995                                 14.630721            17.772344         417,838.308
    1996                                 17.772344            19.803954         462,253.788
    1997                                 19.803954            20.104158         430,961.451
    1998                                 20.104158            21.333144         411,433.636
    1999                                 21.333144            19.632749         337,556.130

Total Return
    1999                                $12.500000           $12.255674          96,155.847

Investment Quality Bond
    1992                                $13.147350           $13.936240           1,442.768
    1993                                 13.936240            15.118716         209,360.256
    1994                                 15.118716            14.216516         309,793.553
    1995                                 14.216516            16.751499         305,028.908
    1996                                 16.751499            16.943257         386,465.721
    1997                                 16.943257            18.336912         440,005.300
    1998                                 18.336912            19.660365         564,211.651
    1999                                 19.660365            19.039807         617,872.030

Diversified Bond
    1992                               $11.102574           $11.821212           3,884.882
    1993                                11.821212            12.705196         176,613.459
    1994                                12.705196            12.298940         267,695.021
    1995                                12.298940            14.320582         306,895.403
    1996                                14.320582            15.113142         424,786.597
    1997                                15.113142            16.607511         406,841.439
    1998                                16.607511            18.125951         439,784.815
    1999                                18.125951            18.002047         398,119.028

U.S. Government Securities
    1992                                $13.015785           $13.651495          13,906.158
    1993                                 13.651495            14.490734         546,010.063
    1994                                 14.490734            14.111357         652,508.827
    1995                                 14.111357            16.083213         696,869.324
    1996                                 16.083213            16.393307         807,763.458
    1997                                 16.393307            17.535478         824,732.766
    1998                                 17.535478            18.587049         990,184.348
    1999                                 18.587049            18.286918         843,937.470

SUB-ACCOUNT                            UNIT VALUE AT        UNIT VALUE AT      NUMBER OF UNITS
                                       START OF YEAR*        END OF YEAR         END OF YEAR
-----------                            --------------       -------------    ------------------
Money Market
    1992                               $12.892485           $13.137257               11.495
    1993                                13.137257            13.303085          141,771.056
    1994                                13.303085            13.623292          464,720.715
    1995                                13.623292            14.190910          639,836.317
    1996                                14.190910            14.699636        1,256,691.417
    1997                                14.699636            15.241915        1,750,416.963
    1998                                15.241915            15.794513        1,721,493.914
    1999                                15.794513            16.291417        1,695,531.957

Lifestyle Aggressive 1000
    1997                                $12.500000           $13.669625         358,660.180
    1998                                 13.669625            14.134419         544,460.936
    1999                                 14.134419            15.974195         302,518.112

Lifestyle Growth 820
    1997                                $12.500000           $14.033299       1,637,679.093
    1998                                 14.033299            14.696667       2,556,433.101
    1999                                 14.696667            16.893101       1,484,982.525

Lifestyle Balanced 640
    1997                                $12.500000           $14.066417       1,463,270.527
    1998                                 14.066417            14.664362       2,366,219.819
    1999                                 14.664362            16.257312       1,702,526.278

Lifestyle Moderate 460
    1997                                $12.500000           $14.016704         464,645.815
    1998                                 14.016704            15.171965         863,517.086
    1999                                 15.171965            16.142259         740,965.001

Lifestyle Conservative 280
    1997                                $12.500000           $13.825120         131,137.160
    1998                                 13.825120            15.025549         364,590.805
    1999                                 15.025549            15.439823         375,762.981




*Units under this series of contracts were first credited under the sub-accounts on March 4, 1992, except in the case of the:

        - Blue Chip Growth Trust where units were first credited on December 11, 1992;

        - Strategic Bond and Equity-Income Trusts where units were first credited on February 19, 1993;

        - Overseas Trust where units were first credited on January 9, 1995;

        - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

        -       Growth Trust where units were first credited on July 15, 1996;

        - Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield Trusts where units were first credited on January 1, 1997;


        - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;



        - Small Company Value Trust where units were first credited on October 1, 1997;



        - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                                   APPENDIX E


                              QUALIFIED PLAN TYPES

        Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

        Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

        IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.


        Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).


        Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

        Among the differences are that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

        -       made after the owner attains age 59-1/2;

        -       made after the owner's death;

        -       attributable to the owner being disabled; or

        - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

        In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


        As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

        Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit". There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.


        Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the IRS characterized the benefit under the contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.


        Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

        - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

        -       earnings on those contributions, and

        - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B



                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A




                                       of



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








        This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(877) 391-3748.





       The date of this Statement of Additional Information is May 1, 2000



              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                                  Second Floor
                            Valhalla, New York 10595
                                 (877) 391-3748



NYVENTURE.SAI5/2000]

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History.......................................................          3
Performance Data......................................................................          3
State Premium Taxes...................................................................         15
Services
        Independent Auditors..........................................................         15
        Servicing Agent...............................................................         16
        Principal Underwriter.........................................................         16
Appendix A - State Premium Taxes......................................................         17
Financial Statements..................................................................         18

                         GENERAL INFORMATION AND HISTORY


        The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


                                PERFORMANCE DATA

        Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both

        -       redemption at the end of the time period, and

        -       not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

        - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

        -       ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

        -       the inception date of the portfolio, or

        -       ten years, whichever period is shorter.

        Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

        In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

        For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor, Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

              STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER    INCEPTION DATE(B)
            ---------------                 ------      ------    -----------------    ---------------
Pacific Rim Emerging Markets                54.56%       N/A            -1.96%             01/01/97

Science & Technology                        90.68%       N/A            43.99%             01/01/97

International Small Cap                     76.31%       N/A            21.46%             03/04/96

Aggressive Growth                           25.08%       N/A            8.54%              01/01/97

Emerging Small Company                      65.07%       N/A            24.24%             01/01/97

Small Company Blend                          N/A         N/A            21.33%             05/01/99

Mid Cap Growth                              36.63%       N/A            21.63%             03/04/96

Mid Cap Stock                                N/A         N/A            -5.57%             05/01/99

Overseas                                    32.63%       N/A            10.73%             01/09/95

International Stock                         21.86%       N/A            12.29%             01/01/97

International Value                          N/A         N/A            -2.74%             05/01/99

Mid Cap Blend                               19.92%      21.26%          17.80%             10/31/92

Small Company Value                         0.66%        N/A            -4.19%             10/01/97

Global Equity                               -3.36%      9.11%           11.34%             10/31/92

Growth                                      29.25%       N/A            25.44%             07/15/96

Large Cap Growth                            17.49%      17.66%          13.65%             10/31/92

Quantitative Equity                         14.55%       N/A            23.54%             01/01/97

Blue Chip Growth                            11.72%      23.30%          14.18%             12/11/92

Real Estate Securities                     -14.17%       N/A            -5.17%             01/01/97

Value                                       -9.34%       N/A            2.20%              01/01/97

Growth & Income                             11.17%      23.83%          18.41%             10/31/92

U.S. Large Cap Value                         N/A         N/A            -3.78%             05/01/99

Equity-Income                               -3.60%      14.66%          12.35%             02/19/93

                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER    INCEPTION DATE(B)
            ---------------                 ------      ------    -----------------    ---------------
Income & Value                              1.29%       11.85%          9.53%              10/31/92

Balanced                                    -8.29%       N/A            7.02%              01/01/97

High Yield                                  0.66%        N/A            4.71%              01/01/97

Strategic Bond                              -4.69%      7.30%           5.41%              02/19/93

Global Bond                                -12.94%      5.38%           5.45%              10/31/92

Total Return                                 N/A         N/A            -7.28%             05/01/99

Investment Quality Bond                     -8.41%      5.33%           4.64%              10/31/92

Diversified Bond                            -6.09%      7.28%           6.23%              10/31/92

U.S. Government Securities                  -6.96%      4.62%           4.23%              10/31/92

Money Market                               -2.49%       2.89%            3.03%             10/31/92

Lifestyle Aggressive 1000                   6.97%        N/A             7.09%             01/07/97

Lifestyle Growth 820                        8.90%        N/A             9.20%             01/07/97

Lifestyle Balanced 640                      4.81%        N/A             7.75%             01/07/97

Lifestyle Moderate 460                      0.56%        N/A             7.48%             01/07/97

Lifestyle Conservative 280                 -2.86%        N/A             5.83%             01/07/97



(A)  See charts below for Ven 9 contract total return figures.



(B) Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                    SINCE INCEPTION
                                                                      OR 10 YEARS,     INCEPTION DATE
            TRUST PORTFOLIO                 1 YEAR      5 YEAR     WHICHEVER SHORTER    OF PORTFOLIO
            ---------------                 ------      ------     -----------------   --------------
Pacific Rim Emerging Markets(B)             54.56%       2.36            1.26%            10/04/94

Science & Technology                        90.68%        N/A            43.99%           01/01/97

International Small Cap                     76.31%        N/A            21.46%           03/04/96

Aggressive Growth                           25.08%        N/A            8.54%            01/01/97

Emerging Small Company                      65.07%        N/A            24.24%           01/01/97

Small Company Blend                          N/A          N/A            21.33%           05/01/99

Mid Cap Growth                              36.63%        N/A            21.63%           03/04/96

Mid Cap Stock                                N/A          N/A            -5.57%           05/01/99

Overseas                                    32.63%        N/A            10.73%           01/09/95

International Stock                         21.86%        N/A            12.29%           01/01/97

International Value                          N/A          N/A            -2.74%           05/01/99

Mid Cap Blend                               19.92%      21.26%          12.40%C           06/18/85

Small Company Value                         0.66%         N/A            -4.19%           10/01/97

Global Equity                               -3.36%       9.11%           7.19%(C)         03/18/88

Growth                                      29.25%        N/A            25.44%           07/15/96

Large Cap Growth                            17.49%      17.66%          11.19%(C)         08/03/89

Quantitative Equity(B)                      14.55%      22.93%          14.32%(C)         04/30/87

Blue Chip Growth                            11.72%      23.30%           14.18%           12/11/92

Real Estate Securities(B)                  -14.17%       4.96%           9.07%(C)         04/30/87

Value                                       -9.34%        N/A            2.20%            01/01/97

Growth & Income                             11.17%      23.83%           16.79%           04/23/91

U.S. Large Cap Value                         N/A          N/A            -3.78%           05/01/99

Equity-Income                               -3.60%      14.66%           12.35%           02/19/93

Income & Value                              1.29%       11.85%           8.31%(C)         08/03/89

Balanced                                    -8.29%        N/A            7.02%            01/01/97

High Yield                                  0.66%         N/A            4.71%            01/01/97

Strategic Bond                              -4.69%       7.30%           5.41%            02/19/93

                                                                    SINCE INCEPTION
                                                                      OR 10 YEARS,     INCEPTION DATE
            TRUST PORTFOLIO                 1 YEAR      5 YEAR     WHICHEVER SHORTER    OF PORTFOLIO
            ---------------                 ------      ------     -----------------   --------------
Global Bond                                -12.94%       5.38%           6.52%(C)         03/18/88

Total Return                                 N/A          N/A            -7.28%           05/01/99

Investment Quality Bond                     -8.41%       5.33%           4.68%(C)         06/18/85

Diversified Bond                            -6.09%       7.28%           5.96%(C)         08/03/89

U.S. Government Securities                  -6.96%       4.62%           5.34%(C)         03/18/88

Money Market                                -2.49%       2.89%           3.38%(C)         06/18/85

Lifestyle Aggressive 1000                    6.97%        N/A            7.09%            01/07/97

Lifestyle Growth 820                         8.90%        N/A            9.20%            01/07/97

Lifestyle Balanced 640                       4.81%       N/A             7.75%            01/07/97

Lifestyle Moderate 460                       0.56%       N/A             7.48%            01/07/97

Lifestyle Conservative 280                  -2.86%       N/A             5.83%            01/07/97



(A)  See charts below for Ven 9 total return figures.



(B) Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(C)  Ten year average annual return.

            NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES(A)
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,      INCEPTION DATE
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER     OF PORTFOLIO
            ---------------                 -----       -----     -----------------    --------------
Pacific Rim Emerging Markets(B)             60.61%      16.66%          10.15%            10/04/94

Science & Technology                        96.73%       N/A           203.55%            01/01/97

International Small Cap                     82.36%       N/A           115.80%            03/04/96

Aggressive Growth                           31.13%       N/A            33.03%            01/01/97

Emerging Small Company                      71.12%       N/A            96.89%            01/01/97

Small Company Blend                          N/A         N/A            27.38%            05/01/99


Mid Cap Growth                              42.68%       N/A           116.90%            03/04/96

Mid Cap Stock                                N/A         N/A            -0.13%            05/01/99

Overseas                                    38.68%       N/A            70.45%            01/09/95

International Stock                         27.91%       N/A            46.71%            01/01/97

International Value                          N/A         N/A            2.88%             05/01/99

Mid Cap Blend                               25.97%     166.56%         222.85%(C)         06/18/85

Small Company Value                         6.49%        N/A            -4.76%            10/01/97

Global Equity                               2.22%       58.92%         100.94%(C)         03/18/88

Growth                                      35.30%       N/A           124.48%            07/15/96

Large Cap Growth                            23.54%     129.90%         189.75%C           08/03/89

Quantitative Equity(B)                      20.60%     185.07%         282.46%(C)         04/30/87

Blue Chip Growth                            17.77%     189.32%         155.69%            12/11/92

Real Estate Securities(B)                   -9.28%      31.61%         139.02%(C)         04/30/87

Value                                       -4.14%       N/A            11.90%            01/01/97

Growth & Income                             17.22%     195.61%         286.56%            04/23/91

U.S. Large Cap Value                         N/A         N/A            1.77%             05/01/99

Equity-Income                               1.96%      102.45%         124.88%            02/19/93

Income & Value                              7.17%       79.33%         122.90%(C)         08/03/89

Balanced                                    -3.02%       N/A            27.70%            01/01/97

                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,      INCEPTION DATE
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER     OF PORTFOLIO
            ---------------                 -----       -----     -----------------    --------------
High Yield                                  6.50%        N/A            19.95%            01/01/97

Strategic Bond                              0.80%       46.53%          46.03%            02/19/93

Global Bond                                 -7.97%      34.19%         88.69%(C)          03/18/88

Total Return                                 N/A         N/A            -1.95%            05/01/99

Investment Quality Bond                     -3.16%      33.93%         58.55%(C)          06/18/85

Diversified Bond                            -0.68%      46.37%         79.08%(C)          08/03/89

U.S. Government Securities                  -1.61%      29.59%         68.91%(C)          03/18/88

Money Market                                3.15%       19.59%         40.03%(C)          06/18/85

Lifestyle Aggressive 1000                   13.02%       N/A            27.82%            01/07/97

Lifestyle Growth 820                        14.95%       N/A            35.17%            01/07/97

Lifestyle Balanced 640                      10.86%       N/A            30.08%            01/07/97

Lifestyle Moderate 460                      6.40%        N/A            29.16%            01/07/97

Lifestyle Conservative 280                  2.76%        N/A            23.54%            01/07/97




(A)  See charts below for Ven 9 total return figures.



(B) Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(C)  Ten year average annual return.

                                 VEN 9 CONTRACTS
                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER   INCEPTION DATE(A)
            ---------------                 ------      ------    -----------------   ---------------
Pacific Rim Emerging Markets                54.56%       N/A            -1.96%            01/01/97

Science & Technology                        90.68%       N/A            43.99%            01/01/97

International Small Cap                     76.31%       N/A            21.61%            03/04/96

Aggressive Growth                           25.08%       N/A            8.54%             01/01/97

Emerging Small Company                      65.07%       N/A            24.24%            01/01/97

Small Company Blend                          N/A         N/A            21.33%            05/01/99

Mid Cap Growth                              36.63%       N/A            21.78%            03/04/96

Mid Cap Stock                                N/A         N/A            -5.57%            05/01/99

Overseas                                    32.63%       N/A            10.86%            01/09/95

International Stock                         21.86%       N/A            12.29%            01/01/97

International Value                          N/A         N/A            -2.74%            05/01/99

Mid Cap Blend                               19.92%      21.63%          17.80%            10/31/92

Small Company Value                         0.66%        N/A            -4.19%            10/01/97

Global Equity                               -3.36%      9.67%           11.34%            10/31/92

Growth                                      29.25%       N/A            25.61%            07/15/96

Large Cap Growth                            17.49%      18.08%          13.65%            10/31/92

Quantitative Equity                         14.55%       N/A            23.54%            01/01/97

Blue Chip Growth                            11.72%      23.64%          14.18%            12/11/92

Real Estate Securities                     -14.17%       N/A            -5.17%            01/01/97

Value                                       -9.34%       N/A            2.20%             01/01/97

Growth & Income                             11.17%      24.17%          18.41%            10/31/92

U.S. Large Cap Value                         N/A         N/A            -3.78%            05/01/99

Equity-Income                               -3.60%      15.12%          12.49%            02/19/93

                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,
            TRUST PORTFOLIO                 1 YEAR      5 YEAR    WHICHEVER SHORTER   INCEPTION DATE(A)
            ---------------                 ------      ------    -----------------   ---------------

Income & Value                              1.29%       12.35%          9.53%             10/31/92

Balanced                                    -8.29%       N/A            7.02%             01/01/97

High Yield                                  0.66%        N/A            4.71%             01/01/97

Strategic Bond                              -4.69%      7.90%           5.63%             02/19/93

Global Bond                                -12.94%      6.02%           5.45%             10/31/92

Total Return                                 N/A         N/A            -7.28%            05/01/99

Investment Quality Bond                     -8.41%      5.97%           4.64%             10/31/92

Diversified Bond                            -6.09%      7.88%           6.23%             10/31/92

U.S. Government Securities                  -6.96%      5.28%           4.23%             10/31/92

Money Market                                -2.49%      3.60%           3.03%             10/31/92

Lifestyle Aggressive 1000                   6.97%        N/A            7.09%             01/07/97


Lifestyle Growth 820                        8.90%        N/A            9.20%             01/07/97

Lifestyle Balanced 640                      4.81%        N/A            7.75%             01/07/97

Lifestyle Moderate 460                      0.56%        N/A            7.48%             01/07/97

Lifestyle Conservative 280                  -2.86%       N/A            5.83%             01/07/97




(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,     INCEPTION DATE
             TRUST PORTFOLIO                1 YEAR      5 YEAR    WHICHEVER SHORTER    OF PORTFOLIO
             ---------------                ------      ------    -----------------   ---------------
Pacific Rim Emerging Markets(A)             54.56%      2.54%           1.44%            10/04/94

Science & Technology                        90.68%       N/A            43.99%           01/01/97

International Small Cap                     76.31%       N/A            21.61%           03/04/96

Aggressive Growth                           25.08%       N/A            8.54%            01/01/97

Emerging Small Company                      65.07%       N/A            24.24%           01/01/97

Small Company Blend                           N/A        N/A            21.33%           05/01/99

Mid Cap Growth                              36.63%       N/A            21.78%           03/04/96

Mid Cap Stock                                 N/A        N/A            -5.57%           05/01/99

Overseas                                    32.63%       N/A            10.86%           01/09/95

International Stock                         21.86%       N/A            12.29%           01/01/97

International Value                           N/A        N/A            -2.74%           05/01/99

Mid Cap Blend                               19.92%      21.63%         12.40%(B)         06/18/85

Small Company Value                          0.66%       N/A            -4.19%           10/01/97

Global Equity                               -3.36%      9.67%           7.19%(B)         03/18/88

Growth                                      29.25%       N/A            25.61%           07/15/96

Large Cap Growth                            17.49%      18.08%         11.19%(B)         08/03/89

Quantitative Equity(A)                      14.55%      23.27%         14.32%(B)         04/30/87

Blue Chip Growth                            11.72%      23.64%          14.18%           12/11/92

Real Estate Securities(A)                   -14.17%     5.61%           9.07%(B)         04/30/87

Value                                       -9.34%       N/A            2.20%            01/01/97

Growth & Income                             11.17%      24.17%          16.79%           04/23/91

U.S. Large Cap Value                          N/A        N/A            -3.78%           05/01/99

Equity-Income                               -3.60%      15.12%          12.49%           02/19/93

Income & Value                               1.29%      12.35%          8.31%(B)         08/03/89

Balanced                                    -8.29%       N/A            7.02%            01/01/97

                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,     INCEPTION DATE
             TRUST PORTFOLIO                1 YEAR      5 YEAR    WHICHEVER SHORTER    OF PORTFOLIO
             ---------------                ------      ------    -----------------   ---------------
High Yield                                   0.66%       N/A            4.71%            01/01/97

Strategic Bond                              -4.69%      7.90%           5.63%            02/19/93

Global Bond                                 -12.94%     6.02%           6.52%(B)         03/18/88

Total Return                                  N/A        N/A            -7.28%           05/01/99

Investment Quality Bond                     -8.41%      5.97%           4.68%(B)         06/18/85

Diversified Bond                            -6.09%      7.88%           5.96%(B)         08/03/89

U.S. Government Securities                  -6.96%      5.28%           5.34%(B)         03/18/88

Money Market                                -2.49%      3.60%           3.38%(B)         06/18/85


Lifestyle Aggressive 1000                    6.97%       N/A            7.09%            01/07/97


Lifestyle Growth 820                         8.90%       N/A            9.20%            01/07/97

Lifestyle Balanced 640                       4.81%       N/A            7.75%            01/07/97

Lifestyle Moderate 460                       0.56%       N/A            7.48%            01/07/97

Lifestyle Conservative 280                  -2.86%       N/A            5.83%            01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)  Ten year average annual return.

                                 VEN 9 CONTRACTS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1999



                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,     INCEPTION DATE
             TRUST PORTFOLIO                1 YEAR      5 YEAR    WHICHEVER SHORTER    OF PORTFOLIO
             ---------------                ------      ------    -----------------   --------------
Pacific Rim Emerging Markets(A)             60.61%      16.66%          10.15%           10/04/94

Science & Technology                        96.73%       N/A           203.55%           01/01/97

International Small Cap                     82.36%       N/A           115.80%           03/04/96

Aggressive Growth                           31.13%       N/A            33.03%           01/01/97

Emerging Small Company                      71.12%       N/A            96.89%           01/01/97

Small Company Blend                           N/A        N/A            27.38%           05/01/99

Mid Cap Growth                              42.68%       N/A           116.90%           03/04/96

Mid Cap Stock                                 N/A        N/A            -0.13%           05/01/99

Overseas                                    38.68%       N/A            70.45%           01/09/95

International Stock                         27.91%       N/A            46.71%           01/01/97

International Value                           N/A        N/A            2.88%            05/01/99

Mid Cap Blend                               25.97%     166.56%         222.85%(B)        06/18/85

Small Company Value                          6.49%       N/A            -4.76%           10/01/97

Global Equity                                2.22%      58.92%         100.94%(B)        03/18/88

Growth                                      35.30%       N/A           124.48%           07/15/96

Large Cap Growth                            23.54%     129.90%         189.75%(B)        08/03/89

Quantitative Equity(A)                      20.60%     185.07%         282.46%(B)        04/30/87

Blue Chip Growth                            17.77%     189.32%         155.69%           12/11/92

Real Estate Securities(A)                   -9.28%      31.61%         139.02%(B)        04/30/87

Value                                       -4.14%       N/A            11.90%           01/01/97

Growth & Income                             17.22%     195.61%         286.56%           04/23/91

U.S. Large Cap Value                          N/A        N/A            1.77%            05/01/99

Equity-Income                                1.96%     102.45%         124.88%           02/19/93

Income & Value                               7.17%      79.33%         122.90%(B)        08/03/89

Balanced                                    -3.02%       N/A            27.70%           01/01/97

                                                                   SINCE INCEPTION
                                                                     OR 10 YEARS,     INCEPTION DATE
             TRUST PORTFOLIO                1 YEAR      5 YEAR    WHICHEVER SHORTER    OF PORTFOLIO
             ---------------                ------      ------    -----------------   --------------

High Yield                                   6.50%       N/A            19.95%           01/01/97

Strategic Bond                               0.80%      46.53%          46.03%           02/19/93

Global Bond                                 -7.97%      34.19%         88.69%(B)         03/18/88

Total Return                                  N/A        N/A            -1.95%           05/01/99

Investment Quality Bond                     -3.16%      33.93%         58.55%(B)         06/18/85

Diversified Bond                            -0.68%      46.37%         79.08%(B)         08/03/89

U.S. Government Securities                  -1.61%      29.59%         68.91%(B)         03/18/88

Money Market                                 3.15%      19.59%         40.03%(B)           06/18/85


Lifestyle Aggressive 1000                   13.02%       N/A            27.82%           01/07/97

Lifestyle Growth 820                        14.95%       N/A            35.17%           01/07/97

Lifestyle Balanced 640                      10.86%       N/A            30.08%           01/07/97

Lifestyle Moderate 460                       6.40%       N/A            29.16%           01/07/97

Lifestyle Conservative 280                   2.76%       N/A            23.54%           01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


+    Ten year average annual return.

                                    * * * * *

        In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

        New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to you.

                                    SERVICES

INDEPENDENT AUDITORS


        The financial statements of the Company at December 31, 1999 and 1998 and for the three years in the period ended December 31, 1999 and of the Variable Account at December 31, 1999 and for the two years in the period then ended December 31, 1999 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

        Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

        Computer Science Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

        -       daily updates on:

                -       accumulation unit values,

                -       variable annuity participants and transactions, and

                -       agent production and commissions;

        -       semimonthly commission statements;

        - monthly summaries of agent production and daily transaction reports;

        -       semiannual statements for contract owners; and

        -       annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


        Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., is a Delaware limited liability company that is controlled by Manulife North America. MSS serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to MSS in 1999, 1998 and 1997 were $15,407,826, $12,640,836 and $3,222,530, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A

        STATE PREMIUM TAXES

        Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.


                                                                    TAX RATE
STATE                                                      QUALIFIED         NON-QUALIFIED
                                                           CONTRACTS           CONTRACTS
-----                                                      ---------         -------------
CALIFORNIA                                                    .50%               2.35%
DISTRICT OF COLUMBIA                                         2.25%               2.25%
MAINE                                                         .00                2.00%
NEVADA                                                        .00                3.50%
PUERTO RICO                                                  1.00%               1.00%
SOUTH DAKOTA*                                                 .00                1.25%
WEST VIRGINIA                                                1.00%               1.00%
WYOMING                                                       .00                1.00%


* Premium tax paid upon receipt (no tax at annuitization if tax paid on premium at issue)

                              FINANCIAL STATEMENTS

                                     PART C



                                OTHER INFORMATION

Guide to Name Changes and Successions:



The following name changes took place October 1, 1997:



                   Old Name                                       New Name
FNAL Variable Account                             The Manufacturers Life Insurance Company of New York
                                                  Separate Account A
First North American Life Assurance Company       The Manufacturers Life Insurance Company of New York



The following name changes took place November 1, 1997:



                   Old Name                                       New Name
NAWL Holding Co., Inc.                            Manulife-Wood Logan Holding Co., Inc.



The following name changes took place September 24, 1999:



                   Old Name                                       New Name
Wood Logan Associates, Inc.                       Manulife Wood Logan, Inc.



On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.



                                    * * * * *


Item 24.  Financial Statements and Exhibits

        (a)    Financial Statements


                (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). [To be provided by amendment]



                (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). [To be provided by amendment]


        (b)    Exhibits

               (1)     (a)         Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                        (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

                        (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

                (2) Agreements for custody of securities and similar investments - Not Applicable.

                (3)     (a)         Underwriting and Distribution Agreement
                                    between The Manufacturers Life Insurance
                                    Company of New York (Depositor) and
                                    Manufacturers Securities Services, LLC.
                                    (Underwriter) incorporated by reference to
                                    Exhibit (b)(3)(a) to Form N-4, File No.
                                    33-46217 filed February 25, 1998.

                        (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit
                                    (b)(3)(c) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.

               (4)    (a)(i) Form of Specimen Flexible Purchase Payment
                             Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on Form N-4, File No.33-79112, dated March 2, 1998.

                      (a)(ii)Form of Specimen Flexible Purchase Payment
                             Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                      (b)(i) Specimen Endorsements to Contract (v24) - (i) ERISA
                             Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity,
                             (iii) Qualified Plan Endorsement Section 401 Plans,
                             (iv) Simple Individual Retirement Annuity, (v) Unisex Benefits and Payments, (vi) Individual Retirement Annuity - previously filed as Exhibit
                             (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

                      (b)(ii)Specimen Death Benefit Endorsement (v9) -
                             previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

                      (b)(iii) Specimen Death Benefit Endorsement (v9) -
                             previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.


                      (b)(iv)Roth Individual Retirement Annuity Endorsement -
                             previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.



               (5)    (a)(i) Form of Specimen Application for Flexible Purchase
                             Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24)
                             - Filed herein.



                      (a)(ii)Form of Specimen Application for Flexible Purchase
                             Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.


               (6)    (a)(i) Declaration of Intention and Charter of First North
                             American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (a)(ii)Certificate of Amendment of the Declaration of
                             Intention and Charter of First North American Life Assurance Company incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (a)(iii) Certificate of Amendment of the Declaration of
                             Intention and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                             (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25,
                             1998.

               (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

               (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                      (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                      (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.


               (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.



               (10) Written consent of Ernst & Young LLP - To be provided by amendment.


               (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

               (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners Not Applicable.

               (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.

               (14)    (a) Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.


                       (b) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.



                       (c) Power of Attorney, James D. Gallagher and James R. Boyle - incorporated by reference to Exhibit
                            (7)(iii) to pre-effective amendment no. 1 to the Registration Statement on Form S-6, File No. 333-83023, filed November 1, 1999.



                       (d)  Power of Attorney, Robert Cook - Filed herein.


               (27)    Financial Data Schedule - Not Applicable

Item 25.       Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  NAME AND                         POSITION WITH THE MANUFACTURERS LIFE
         PRINCIPAL BUSINESS ADDRESS                   INSURANCE COMPANY OF NEW YORK

John D. Richardson                                        Director and Chairman
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

Bruce Avedon                                              Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                                           Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                            Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                               Director
73 Tremont Street
Boston, MA 02108

John D. DesPrez III                                       Director
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                          Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                                        Director and President
73 Tremont Street
Boston, MA 02108

Neil M. Merkl, Esq.                                       Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                                         Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

James K. Robinson                                         Director
7 Summit Drive
Rochester, NY 14620

                  NAME AND                         POSITION WITH THE MANUFACTURERS LIFE
         PRINCIPAL BUSINESS ADDRESS                   INSURANCE COMPANY OF NEW YORK

Tracy Anne Kane                                                  Secretary & Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                                                  Treasurer
500 Boylston Street
Boston, MA  02116

E. Paige Sabine                                                  Assistant Vice President and
73 Tremont Street                                                Chief Administrative Officer
Boston, MA  02108


Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


MANULIFE FINANCIAL CORPORATION



Corporate Organization as at December 31, 1999



Manulife Financial Corporation (Canada)

The Manufacturers Life Insurance Company (Canada)


1.      Manulife Data Services Inc. - Barbados (100%)



2.      MF Leasing (Canada) Inc. - Ontario (100%)



    2.1 1332953 Ontario Inc. - Ontario (100%)



3.      Enterprise Capital Management Inc. - Ontario (20%)



4.      Cantay Holdings Inc. - Canada (100%)



5.      994744 Ontario Inc. - Ontario (100%)



6.      3426505 Canada Inc. - Canada (100%)



7.      Family Realty First Corp. - Ontario (100%)



8.      Manulife Bank of Canada - Canada (100%)



9.      Manulife Securities International Ltd. - Canada (100%)



10.     NAL Resources Limited - Alberta (100%)



11.     Manulife International Capital Corporation Limited - Ontario (100%)



    11.1.      Golf Town Canada Inc. - Canada (100%)



    11.2.      Regional Power Inc. - Ontario (100%)



        11.2.1.   Addalam Power Corporation - Philippines



        11.2.2.   La Regionale Power Angliers Inc. - Canada (100%)



        11.2.3.   La Regionale Power Port-Cartier Inc. - Canada (100%)



11.3.   VFC Inc. - Canada (100%)



11.4.   1198184 Ontario Limited - Ontario (100%)



12.     1293319 Ontario Inc. - Ontario (100%)



13.     FNA Financial Inc. - Canada (100%)



    13.1.      Elliott & Page Limited - Ontario (100%)



13.2.   Seamark Asset Management Ltd. - Canada (67.86%)



13.3.   NAL Resources Management Limited - Canada (100%)



13.3.1. Caravan Oil & Gas Ltd.  - Alberta (12.2%)



13.3.2. Carrack Energy Inc. - Alberta (16%)



13.4.   First North American Insurance Company - Canada (100%)



14.     MLI Resources Inc. - Alberta (100%)



15.     Stylus Exploration Inc. - Alberta (100%)



16.     Manucab Ltd. - Canada (100%)



16.1.   Plazcab Service Limited - Newfoundland (100%)


17.     The Manufacturers Investment Corporation - Michigan (100%)


    17.1.      Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)



        17.1.1.   Manulife Reinsurance Limited - Bermuda (100%)

           17.1.1.1.  MRL Holding, LLC - Delaware (99%)



17.1.2. MRL Holding, LLC - Delaware (1%)



17.1.2.1.      Manulife-Wood Logan Holding Co. Inc. - Delaware (22.4%)



        17.1.3. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)



           17.1.3.1.  Manulife-Wood Logan Holding Co. Inc. - Delaware (77.6%)



               17.1.3.1.1. Manulife Wood Logan, Inc. - Connecticut (100%)



17.1.3.1.2. The Manufacturers Life Insurance Company of North America - Delaware (100%)



17.1.3.1.2.1.  Manufacturers Securities Services, LLC - Delaware (90%)



                  17.1.3.1.2.2. The Manufacturers Life Insurance Company of New
                                York - New York (100%)



                            17.1.3.1.2.2.1 Manufacturers Securities Services, LLC - Delaware (10%)



17.1.3.2.      Flex Leasing 1, LLC - Delaware (50%)



17.1.3.3.      Ennal, Inc. - Ohio (100%)



17.1.3.4.      ESLS Investment Limited, LLC - Ohio (100%)



17.1.3.5.      Thornhill Leasing Investments, LLC - Delaware (90%)



17.1.3.6.      The Manufacturers Life Insurance Company of America - Michigan
               (100%)



               17.1.3.6.1. Manulife Holding Corporation - Delaware (100%)



17.1.3.6.1.1.  ManEquity, Inc. - Colorado (100%)



17.1.3.6.1.2.  Manufacturers Adviser Corporation - Colorado (100%)



17.1.3.6.1.3.  Manulife Capital Corporation - Delaware (100%)



17.1.3.6.1.3.1.       MF Private Capital, Inc. - Delaware (80.4%)



17.1.3.6.1.3.1.1.     MF Private Capital Securities, Inc. - Delaware (100%)



17.1.3.6.1.3.1.2.     MFPC Ventures, Inc. - Delaware (100%)



17.1.3.6.1.3.1.3.     MFPC Insurance Advisors, Inc. - Delaware (100%)



                  17.1.3.6.1.4. Manulife Property Management of Washington, D.C.
                                Inc. - Washington, D.C. (100%)



                  17.1.3.4.1.5. ManuLife Service Corporation - Colorado (100%)



                  17.1.3.4.1.6.  Manulife Leasing Co., LLC. - Delaware (80%)


18.     Manulife International Investment Management Limited - U.K. (100%)


18.1.   Manulife International Fund Management Limited - U.K. (100%)



19.     WT(SW) Properties Ltd. - U.K. (100%)



20.     Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)



21.     Manulife International Holdings Limited - Bermuda (100%)



    21.1.      Manulife Provident Funds Trust Company Limited - Hongkong (100%)



    21.2.      Manulife (International) Limited - Bermuda (100%)



        21.2.1.   Zhong Hong Life Insurance Co. Ltd. - China (51%)



    21.3.      Manulife Funds Direct (Barbados) Limited - Barbados (100%)



        21.3.1.   Manulife Funds Direct (Hong Kong) Limited - Hongkong (100%)



        21.3.2.   Pt. Manulife Aset Manajemen Indonesia - Indonesia (55%)



22.     ManuLife (International) Reinsurance Limited - Bermuda (100%)


    22.1.      Manufacturers Life Reinsurance Limited - Barbados (100%)

22.2.   Manufacturers P&C Limited - Barbados (100%)


22.3.   Manulife Management Services Ltd. - Barbados (100%)



23.     Chinfon-Manulife Insurance Company Limited - Bermuda (60%)



24.     Manulife Century Investments (Bermuda) Limited - Bermuda (13%)



25.     Manulife Century Investments (Alberta) Inc. - Alberta (100%)



25.1    Manulife Century Investments (Bermuda) Limited - Bermuda (87%)



25.1.1  Daihyaku System Service Co. Ltd. - Japan (90%)



25.2    Manulife Century Investments (Luxembourg) S.A. - Luxembourg (100%)



25.2.1  Manulife Century Investments (Netherlands) B.V. - Netherlands (100%)



25.2.1.1       Daihyaku Manulife Holdings (Bermuda) Limited - Bermuda (100%)



25.2.1.1.1     Manulife Century Life Insurance Company - Japan  (8.8%)



25.2.1.2       Manulife Century Life Insurance Company - Japan (74.6%)



25.2.1.2.1     Daihyaku System Service Co. Ltd. - Japan (10%)



25.2.1.2.2     Manulife Century Business Company - Japan (100%)



25.2.1.2.3     Kyoritsu Confirm Co., Ltd. - Japan (9.1%)



25.2.1.2.4     Daihyaku Premium Collection Co., Ltd. - Japan (10%)



25.2.1.3       Kyoritsu Confirm Co., Ltd. - Japan (90.9%)



25.2.1.4       Daihyaku Premium Collection Co., Ltd. - Japan (57%)

26.     P.T. Asuransi Jiwa Dharmala ManuLife - Indonesia (51%)



    26.1.      P.T. Buanadays Sarana Informatika - Indonesia (100%)



26.2.   P.T. Asuransi Jiwa Arta Mandiri Prime -  Indonesia (100%)



27.     OUB Manulife Pte. Ltd. - Singapore (50%)



28.     The Manufacturers Life Insurance Company (Phils.) Inc. - Philippines
        (100%)



Item 27.  Number of Contract Owners.



As of December 31, 1999, there were 6,351 qualified and 9,808 non-qualified contracts for Ven 9 and 427 qualified and 704 non-qualified contracts for Ven 24 of the series offered hereby outstanding.


Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.      Name of Investment Company                        Capacity In Which Acting
        Manufacturers Investment Trust                    Investment Adviser

        The Manufacturers Life Insurance                  Principal Underwriter
        Company of North America Separate
        Account A

        The Manufacturers Life Insurance                  Principal Underwriter
        Company of North America Separate
        Account B

        The Manufacturers Life Insurance                  Principal Underwriter
        Company of New York Separate
        Account A

        The Manufacturers Life Insurance                  Principal Underwriter
        Company of New York Separate
        Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth below.



Name and Principal                          Position with The Manufacturers Life Insurance
Business Address                            Company of North America
------------------                          ----------------------------------------------
James R. Boyle                              Director and President
500 Boylston Street
Boston, MA  02116

John D. DesPrez III                         Director and Chairman of the Board of
73 Tremont Street                           Directors
Boston, MA  02108

John D. Richardson                          Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

John G. Vrysen                              Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

James D. Gallagher                          Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Janet Sweeney                               Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

Robert Boyda                                Vice President, Investment Management Services
73 Tremont Street
Boston, MA   01208

David W. Libbey                             Vice President, Treasurer & Chief
500 Boylston Street                         Financial Officer
Boston, MA 02116

Kevin Hill                                  Vice President, Business Implementation
500 Boylston Street
Boston, MA 02116

Brian Kroll                                 Vice President, Product Development
500 Boylston Street
Boston, MA 02116

Jonnie Smith                                Vice President, Customer Service and Administration
500 Boylston Street
Boston, MA 02116

c.      None.

Item 30.  Location of Accounts and Records.


All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.


Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.  Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Manufacturers Life Insurance Company of New York Separate Account A, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 25th day of February, 2000.


                                    THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                    NEW YORK SEPARATE ACCOUNT A
                                             (Registrant)


                                    By:     THE MANUFACTURERS LIFE INSURANCE
                                            COMPANY OF NEW YORK
                                                   (Depositor)


                                    By:     /s/   JAMES D. GALLAGHER
                                            -----------------------------------
                                            James D. Gallagher
                                            President

Attest:

/s/TRACY ANNE KANE
------------------------
Tracy Anne Kane
Secretary

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 25th day of February, 2000 in the City of Boston, and Commonwealth of Massachusetts.

                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                    OF NEW YORK
                                            (Depositor)


                                    By:     /s/JAMES D. GALLAGHER
                                            -----------------------------------
                                            James D. Gallagher
                                            President

Attest:

/s/TRACY ANNE KANE
------------------------
Tracy Anne Kane
Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 25th day of February, 2000.

SIGNATURE                                          TITLE

*                                                  Director
-------------------------------                    (Chairman)
John Richardson



/s/JAMES D. GALLAGHER                              Director; President
-------------------------------                    (Chief Executive Officer)
James D. Gallagher

*                                                  Director
-------------------------------
John D. DesPrez III

*                                                  Director
-------------------------------
James R. Boyle

*                                                  Director
-------------------------------
James K. Robinson

*                                                  Director
-------------------------------
Neil M. Merkl

*                                                  Director
-------------------------------
Bruce Avedon

*                                                  Director
-------------------------------
Ruth Ann Fleming

*                                                  Director
-------------------------------
James O'Malley

*                                                  Director
-------------------------------
Thomas Borshoff

*                                                  Director
-------------------------------
Robert Cook



/s/ DAVID W.LIBBEY                                 Treasurer
-------------------------------                    (Principal Financial Officer)
David W. Libbey



        *By:   /s/TRACY ANNE KANE
               -------------------------------
               Tracy Anne Kane
               Attorney-in-Fact
               Pursuant to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.           Description
-----------           -----------

(5)(a)(i)             Form of Specimen Application for Flexible Purchase Payment
                      Individual Deferred Combination Fixed and Variable Annuity Contract,
                      Non-Participating (v24)

(14)(e)               Power of Attorney, Robert Cook